SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Write-off of inventory		$ 231	$ 258	$ 118
Number of shares excluded from calculation of diluted earnings (loss) per share		789,440	684,887	400,000
Stock-based compensation		$ 231	$ 392	$ 158
Tax expenses related to uncertainties in income taxes		456	654	717
Accrued severance pay for former Chairman of Board		644
Severance expenses		652	846	804
Advertising expense		88	224	151
Purchase of redeemable non-controlling interest		1,891
Remaining performance obligations		$ 42,600
Recognizing Remaining performance obligations in 2020, percentage		41.00%
Increase decrease in unbilled accounts receivables		$ 2,900
Unbilled accounts receivable		11,808	8,897
Increase decrease in unbilled accounts receivable billings		5,700
Increase decrease in unbilled accounts receivable exchange rate		600
Amount of recognized revenues in advance of contractual billing		8,000
Increase decrease in customer advances and deferred revenues		1,000
Customer advances and deferred revenue		8,900	9,900
Increase decrease in unearned amounts		6,200
Amount of recognized revenues from customer advances and deferred revenues		7,500
Amount of exchange rate in customer advances and deferred revenues		$ 300
Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage				51.00%
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage		100.00%
Acquired interest (as a percent)	55.00%	45.00%
Purchase of redeemable non-controlling interest	$ 1,533			$ 1,533
Total consideration	$ 2,846
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits		16,943
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits		$ 10,415
Local partner [Member] | Kenyan Company [Member]
Business Acquisition [Line Items]
Ownership percentage				49.00%
Capitalized Technology [Member]
Business Acquisition [Line Items]
Useful life of intangible assets		5 years